CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 103,135	$ 8,162		$ 1,397,296
Prepaid expenses	217,417	9,166		23,105
Total current assets	320,552	17,328		1,420,401
Cash held in trust account	22,216,916	21,966,104		84,243,386
Total assets	22,537,468	21,983,432		85,663,787
Current liabilities:
Accounts payable	26,597	76,826		19,114
Working capital loan - related party	900,000	400,000
Extension notes - related party	1,708,426	1,708,426		333,935
Accrued expenses	2,022,486	1,097,000		575,300
Accrued excise tax payable	639,193	639,193
Income taxes payable	59,675	70,011		1,208,515
Total current liabilities	5,356,377	3,991,456		2,136,864
Deferred legal fees	275,000	275,000		275,000	$ 275,000
Deferred underwriting fee payable	26,250,000	26,250,000		26,250,000
Equity forward liability	332,000	325,000
Derivative warrant liabilities	6,013,658	9,205,500	$ 9,205,500	4,512,500
Total liabilities	38,227,035	40,046,956		33,174,364
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 20,000,000 shares authorized; none issued or outstanding at March 31, 2024 and December 31, 2023
Accumulated deficit	(37,908,361)	(40,031,506)		(31,755,841)
Total Stockholders' Deficit	(37,906,483)	(40,029,628)	$ (33,038,919)	(31,753,963)	$ (51,791,191)
Total Liabilities, Class A Common Stock Subject to Redemption, and Stockholders' Deficit	22,537,468	21,983,432		85,663,787
Class A common stock
Stockholders' Deficit:
Common stock	3	3
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, 2,090,269 shares at redemption value of $10.63 per share at March 31, 2024 and 2,090,269 shares at redemption value of $10.51 per share at December 31, 2023	22,216,916	21,966,104		84,243,386
Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock		3		3
Class B common stock
Stockholders' Deficit:
Common stock	$ 1,875	$ 1,875		$ 1,875